Fair Value of Financial Assets and Liabilities-Fair value of Financial Assets/Liabilities not measured at fair value on the balance sheet (Details) - CLP ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Financial instrument disclosures
Financial Assets	$ 4,312,504	$ 4,390,903
Financial Liabilities	1,528,234	1,392,995
Book Value
Financial instrument disclosures
Financial Assets	30,102,202	27,120,715
Financial Liabilities	29,699,243	27,029,913
Fair Value - not measured at fair value
Financial instrument disclosures
Financial assets at fair value	30,270,446	27,185,188
Financial liabilities at fair value	29,838,379	27,161,529
Cash and other transactions | Book Value
Financial instrument disclosures
Financial Assets	1,266,564	1,405,002
Cash and other transactions | Fair Value - not measured at fair value
Financial instrument disclosures
Financial assets at fair value	1,266,564	1,405,002
Cash and due from banks | Book Value
Financial instrument disclosures
Financial Assets	880,081	1,057,393
Cash and due from banks | Fair Value - not measured at fair value
Financial instrument disclosures
Financial assets at fair value	880,081	1,057,393
Transactions in the course of collection | Book Value
Financial instrument disclosures
Financial Assets	289,194	255,968
Transactions in the course of collection | Fair Value - not measured at fair value
Financial instrument disclosures
Financial assets at fair value	289,194	255,968
Cash collateral on securities borrowed and reverse repurchase agreements | Book Value
Financial instrument disclosures
Financial Assets	97,289	91,641
Cash collateral on securities borrowed and reverse repurchase agreements | Fair Value - not measured at fair value
Financial instrument disclosures
Financial assets at fair value	97,289	91,641
Loans and advances to banks | Book Value
Financial instrument disclosures
Financial Assets	1,494,384	760,021
Loans and advances to banks | Fair Value - not measured at fair value
Financial instrument disclosures
Financial assets at fair value	1,486,670	760,021
Domestic banks | Book Value
Financial instrument disclosures
Financial Assets	99,776	119,998
Domestic banks | Fair Value - not measured at fair value
Financial instrument disclosures
Financial assets at fair value	99,776	119,998
Central Bank of Chile | Book Value
Financial instrument disclosures
Financial Assets	1,100,831	350,916
Central Bank of Chile | Fair Value - not measured at fair value
Financial instrument disclosures
Financial assets at fair value	1,100,831	350,916
Foreign banks | Book Value
Financial instrument disclosures
Financial Assets	293,777	289,107
Foreign banks | Fair Value - not measured at fair value
Financial instrument disclosures
Financial assets at fair value	286,063	289,107
Loans to customers | Book Value
Financial instrument disclosures
Financial Assets	27,341,254	24,955,692
Loans to customers | Fair Value - not measured at fair value
Financial instrument disclosures
Financial assets at fair value	27,517,212	25,020,165
Commercial loans | Book Value
Financial instrument disclosures
Financial Assets	15,209,534	13,739,589
Commercial loans | Fair Value - not measured at fair value
Financial instrument disclosures
Financial assets at fair value	14,949,852	13,477,466
Mortgage loans | Book Value
Financial instrument disclosures
Financial Assets	8,017,743	7,445,221
Mortgage loans | Fair Value - not measured at fair value
Financial instrument disclosures
Financial assets at fair value	8,451,099	7,769,694
Consumer loans | Book Value
Financial instrument disclosures
Financial Assets	4,113,977	3,770,882
Consumer loans | Fair Value - not measured at fair value
Financial instrument disclosures
Financial assets at fair value	4,116,261	3,773,005
Current and saving accounts and other financial obligations | Book Value
Financial instrument disclosures
Financial Liabilities	22,223,691	20,540,938
Current and saving accounts and other financial obligations | Fair Value - not measured at fair value
Financial instrument disclosures
Financial liabilities at fair value	22,191,058	20,540,105
Current accounts and other demand deposits | Book Value
Financial instrument disclosures
Financial Liabilities	9,584,488	8,915,706
Current accounts and other demand deposits | Fair Value - not measured at fair value
Financial instrument disclosures
Financial liabilities at fair value	9,584,488	8,915,706
Transactions in the course of payment | Book Value
Financial instrument disclosures
Financial Liabilities	44,436	29,871
Transactions in the course of payment | Fair Value - not measured at fair value
Financial instrument disclosures
Financial liabilities at fair value	44,436	29,871
Cash collateral on securities lent and reverse repurchase agreements | Book Value
Financial instrument disclosures
Financial Liabilities	303,820	195,392
Cash collateral on securities lent and reverse repurchase agreements | Fair Value - not measured at fair value
Financial instrument disclosures
Financial liabilities at fair value	303,820	195,392
Saving accounts and time deposits | Book Value
Financial instrument disclosures
Financial Liabilities	10,656,174	10,067,778
Saving accounts and time deposits | Fair Value - not measured at fair value
Financial instrument disclosures
Financial liabilities at fair value	10,632,350	10,073,030
Borrowings from financial institutions | Book Value
Financial instrument disclosures
Financial Liabilities	1,516,759	1,195,028
Borrowings from financial institutions | Fair Value - not measured at fair value
Financial instrument disclosures
Financial liabilities at fair value	1,506,940	1,188,943
Other financial obligations | Book Value
Financial instrument disclosures
Financial Liabilities	118,014	137,163
Other financial obligations | Fair Value - not measured at fair value
Financial instrument disclosures
Financial liabilities at fair value	119,024	137,163
Debt issued | Book Value
Financial instrument disclosures
Financial Liabilities	7,475,552	6,488,975
Debt issued | Fair Value - not measured at fair value
Financial instrument disclosures
Financial liabilities at fair value	7,647,321	6,621,424
Letters of credit for residential purposes | Book Value
Financial instrument disclosures
Financial Liabilities	15,040	21,059
Letters of credit for residential purposes | Fair Value - not measured at fair value
Financial instrument disclosures
Financial liabilities at fair value	15,982	22,542
Letters of credit for general purposes | Book Value
Financial instrument disclosures
Financial Liabilities	1,328	2,365
Letters of credit for general purposes | Fair Value - not measured at fair value
Financial instrument disclosures
Financial liabilities at fair value	1,411	2,532
Bonds | Book Value
Financial instrument disclosures
Financial Liabilities	6,772,990	5,769,334
Bonds | Fair Value - not measured at fair value
Financial instrument disclosures
Financial liabilities at fair value	6,897,317	5,896,424
Subordinated bonds | Book Value
Financial instrument disclosures
Financial Liabilities	686,194	696,217
Subordinated bonds | Fair Value - not measured at fair value
Financial instrument disclosures
Financial liabilities at fair value	$ 732,611	$ 699,926